Income Taxes - Additional Information (Detail) - USD ($)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Income Taxes [Line Items]
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	$ 6,230,000	$ 3,486,000
Research and experimentation credit carryforwards	63,368	32,559
Deferred tax assets, operating loss carryforwards, state and local	5,271,000	2,800,000
Valuation allowance, deferred tax asset, change in amount	2,202,000	589,000
Expire In 2023
Income Taxes [Line Items]
Research and experimentation credit carryforwards	19,000	10,000
Expire in 2029
Income Taxes [Line Items]
Research and experimentation credit carryforwards	$ 44,112	$ 32,559